PIMCO Funds

Supplement dated April 21, 2023 to the Tax-Efficient Strategy Funds Prospectus (the “Prospectus”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund and (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine.

Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of each of the California Intermediate Municipal Bond Fund’s and PIMCO National Intermediate Municipal Bond Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Mr. Hammer is a Managing Director of PIMCO, and he has managed the Fund since June 2016. Mr. Christine is a Senior Vice President of PIMCO, and he has managed the Fund since April 2023.

Additionally, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of each of the PIMCO California Municipal Bond Fund’s, PIMCO California Short Duration Municipal Income Fund’s, PIMCO High Yield Municipal Bond Fund’s, PIMCO Municipal Bond Fund’s, PIMCO New York Municipal Bond Fund’s and PIMCO Short Duration Municipal Income Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Mr. Hammer is a Managing Director of PIMCO, and he has managed the Fund since August 2015. Mr. Christine is a Senior Vice President of PIMCO, and he has managed the Fund since April 2023.

In addition, effective immediately, disclosure concerning each Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California Intermediate Municipal Bond

PIMCO California Municipal Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate Municipal Bond

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal Income

	David Hammer	6/16 8/15 8/15 8/15 8/15 6/16 8/15 8/15

Managing Director, PIMCO. Mr. Hammer is a managing director in the Newport Beach office and leads municipal bond portfolio management, with oversight of the firm’s municipal investment grade, high yield, taxable, and separately managed accounts. He is the lead portfolio manager on PIMCO’s municipal bond fund complex, including investment grade, high yield, state-specific, closed-end funds, and interval fund. Prior to rejoining PIMCO in 2015, he was a managing director at Morgan Stanley, where he was head of municipal trading, risk management, and research. He has investment experience since 2002 and holds an undergraduate degree from Syracuse University.

PIMCO California Intermediate Municipal Bond

PIMCO California Municipal Bond

PIMCO California Short Duration Municipal Income

PIMCO High Yield Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate Municipal Bond

PIMCO New York Municipal Bond

PIMCO Short Duration Municipal Income

	Kyle Christine	4/23 4/23 4/23 4/23 4/23 4/23 4/23 4/23

Senior Vice President, PIMCO. Mr. Christine is a senior vice president and municipal bond portfolio manager in the Newport Beach office. He has previously served as a rotating member of PIMCO’s Americas portfolio committee. Prior to joining PIMCO in 2017, he was an institutional high yield and taxable municipal bond trader at Morgan Stanley. He has investment and financial services experience since 2012 and holds an undergraduate degree from Union College (NY).

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_042123

PIMCO Funds

Supplement dated April 21, 2023, to the Statement of Additional Information (the “SAI”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds’ portfolios are jointly and primarily managed by David Hammer and Kyle Christine.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Christine(54)
Registered Investment Companies	2	$115.17	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	4	$59,045.59	0	$0.00

(54)

Effective April 21, 2023, Mr. Christine co-manages the PIMCO California Intermediate Municipal Bond Fund ($220.6 million), the PIMCO California Municipal Bond Fund ($114.7 million), the PIMCO California Short Duration Municipal Income Fund ($155.0 million), the PIMCO High Yield Municipal Bond Fund ($2,801.3 million), the PIMCO Municipal Bond Fund ($1,948.6 million), the PIMCO National Intermediate Municipal Bond Fund ($183.6 million), the PIMCO New York Municipal Bond Fund ($603.5 million), and the PIMCO Short Duration Municipal Income Fund ($491.1 million). Information for Mr. Christine is as of March 31, 2023.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective April 21, 2023, the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund are jointly and primarily managed by David Hammer and Kyle Christine.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Christine[1]	PIMCO California Intermediate Municipal Bond Fund	None
	PIMCO California Municipal Bond Fund	None
	PIMCO California Short Duration Municipal Income Fund	None
	PIMCO High Yield Municipal Bond Fund	None
	PIMCO Municipal Bond Fund	None
	PIMCO National Intermediate Municipal Bond Fund	None
	PIMCO New York Municipal Bond Fund	None
	PIMCO Short Duration Municipal Income Fund	None

[1]

Effective April 21, 2023, Mr. Christine co-manages the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund. Information for Mr. Christine is as of March 31, 2023.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_042123